STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
Investment Objective
The investment objective of State Street Institutional Liquid Reserves Fund (the “ILR Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”) by investing in U.S. dollar-denominated money market securities.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the ILR Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of the State Street Money Market Portfolio (the “Money Market Portfolio” or sometimes referred to in context as the “Portfolio”).
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		STATE STREET INSTITUTIONAL LIQUID RESERVES FUND Investment Class
Management Fee	[1]	0.05%
Distribution (12b-1) Fees	[1]	0.10%
Other Expenses	[1]	0.07%
Service Fee	[1]	0.25%
Total Annual Fund Operating Expenses	[1]	0.47%
[1]	Amounts reflect the total expenses of the Money Market Portfolio and the Fund.

Example

This Example is intended to help you compare the cost of investing in the ILR Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND Investment Class	48	151	263	591

Principal Investment Strategies

The ILR Fund invests substantially all of its investable assets in the Money Market Portfolio.

The Money Market Portfolio follows a disciplined investment process in which the Portfolio’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), bases its decisions on the relative attractiveness of different money market instruments. In the Adviser’s opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market. The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term, high quality debt obligations (generally, securities that have remaining maturities of 397 calendar days or less and either have been rated in one of the two highest short-term rating categories or are considered by the Portfolio to be of comparable quality), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity.

The Portfolio attempts to meet its investment objective by investing in a broad range of money market instruments. These may include among other things: U.S. government securities, including U.S. Treasury bills, notes and bonds and other securities issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities; certificates of deposits and time deposits of U.S. and foreign banks; commercial paper and other high quality obligations of U.S. or foreign companies; asset-backed securities, including asset-backed commercial paper; mortgage-related securities; and repurchase agreements. These instruments may bear fixed, variable or floating rates of interest or may be zero-coupon securities. The Portfolio also may invest in shares of other money market funds, including funds advised by the Adviser. Under normal market conditions, the Portfolio intends to invest more than 25% of its total assets in bank obligations. A substantial portion of the Portfolio may be invested in securities that are issued or traded pursuant to exemptions from registration under the federal securities laws.

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

  Risks of Investing Principally in Money Market Instruments:
  Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the amount of income the Portfolio receives on its new investments generally will decline.
  Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will be unable, or will be perceived to be unable, to make scheduled interest or principal payments, and that the value of the instrument will fall as a result.
  Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.
  Stable Share Price Risk: If the market value of one or more of the Portfolio’s investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.
  Master/Feeder Structure Risk: The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.
  Low Short-Term Interest Rate Risk: At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or the Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.
  Banking Industry Risk: To the extent the Port- folio concentrates its investments in bank obligations, financial, economic, business, and other developments in the banking industry will have a greater effect on the Portfolio than if it had not concentrated its assets in the banking industry. Adverse changes in the banking industry may include, among other things, banks experiencing substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits.
  Repurchase Agreement Risk: In a repurchase agreement, the Portfolio purchases a security from a seller at one price and simultaneously agrees to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio may be unable to recover its purchase price and may be prevented or delayed from realizing on the security to make up any losses.
  Mortgage-Related Securities Risk: Defaults, or perceived increases in the risk of defaults, on the loans underlying mortgage-related securities may impair the values of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities. The enforceability of security interests that support these securities may, in some cases, be subject to limitations.
  Foreign Securities Risk: The Portfolio may invest in U.S. dollar denominated instruments issued by foreign governments, corporations and financial institutions. Foreign securities are subject to political, economic, and regulatory risks not present in domestic investments. Returns on investments in securities issued by foreign issuers could be more volatile than securities issued by U.S. issuers. Foreign investments may be affected by, among other things, changes in currency exchange rates; currency controls; different accounting, auditing, financial reporting, and legal standards and practices applicable in foreign countries; tax withholding; and higher transaction costs. Foreign banks, or their domestic or foreign branches, may be subject to less rigorous regulation than U.S. banks operating in the United States, and may not be required to meet financial, capital, and other requirements applicable to U.S. banks. Foreign laws and accounting standards typically are not as strict as they are in the U.S. so there may be fewer restrictions on loan limitations, less frequent examinations and less stringent requirements regarding reserve accounting, auditing, recordkeeping and public reporting requirements.
  U.S. Government Securities Risk: Securities of certain U.S. government agencies and instrumentalities are not supported by the full faith and credit of the U.S. Government, and to the extent the Portfolio owns such securities, it must look to the agency or instrumentality issuing or guaranteeing the securities for repayment.
  Variable and Floating Rate Securities Risk: The Portfolio may purchase variable and floating rate securities, whose interest rates change based on changes in market interest rates. As a result, the interest paid on such securities will tend to fall as market interest rates fall generally, and the interest rates on such securities may not rise as rapidly as general market rates.
  Market Risk: The values of the securities in which the Portfolio invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.
  Money Market Fund Regulatory Risk: The Securities and Exchange Commission (SEC) has adopted amendments to money market fund regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes could result in reduced yields achieved by the Portfolio. The SEC may adopt additional reforms to money market fund regulation, which may impact the operation or performance of the Portfolio.

Performance
The bar chart and table below provide some indication of the risks of investing in the ILR Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Additionally, the performance information prior to October 15, 2007 (inception date of the Fund’s Investment Class) is that of the Fund when it was a single class (“original share class”), and matches the performance of the Institutional Class. The Fund’s original share class had lower expenses and typically higher returns than the Investment Class. The primary difference in expenses is the lower distribution (12b-1) fee and absence of shareholder servicing plan and associated fees. The Fund’s original share class commenced operations on August 12, 2004. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.
State Street Institutional Liquid Reserves Fund Total Return for the Calendar Years Ended December 31

Returns would have been lower if operating expenses had not been reduced. During the period shown in the bar chart, the highest return for a quarter was 0.88% (quarter ended 3/31/2008) and the lowest return for a quarter was 0.00% (quarter ended 12/31/2011).
Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1-Year	5-Year	Since the Inception Date of the Fund
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND Investment Class	State Street Institutional Liquid Reserves Fund	none	1.51%	0.85%

To obtain the Fund’s current yield, please call (877) 521-4083.
STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND
STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND
Investment Objective
The investment objective of State Street Institutional Tax Free Money Market Fund (the “Tax Free Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, exempt from federal income taxes, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Tax Free Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of State Street Tax Free Portfolio (the “Tax Free Portfolio” or sometimes referred to in context as the “Portfolio”).
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND Investment Class
Management Fee	[1]	0.05%
Distribution (12b-1) Fees	[1]	0.10%
Other Expenses	[1]	0.14%
Service Fee	[1]	0.25%
Total Annual Fund Operating Expenses	[1]	0.54%
[1]	Amounts reflect the total expenses of the Tax Free Portfolio and the Fund.

Example

This Example is intended to help you compare the cost of investing in the Tax Free Fund with the costs of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions yours costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND Investment Class	55	173	302	677

Principal Investment Strategies

The Tax Free Fund invests substantially all of its investable assets in the Tax Free Portfolio.

The Tax Free Portfolio has a fundamental policy of investing at least 80% of its net assets (plus borrowings, if any) in federal tax-exempt, high quality, short-term municipal securities of all types. The Portfolio generally invests all of its assets in instruments exempt from ordinary federal income tax. The Portfolio may invest up to 20% of its net assets in federally taxable money market instruments (including those subject to the Federal alternative minimum tax), including securities issued by or guaranteed as to principal or interest by the U.S. government or its agencies and instrumentalities, as well as certificates of deposit, commercial paper and repurchase agreements. The Portfolio may buy or sell securities on a when-issued or forward commitment basis.

The Portfolio follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income through all market conditions, by investing in high quality money market instruments. Among other things, the Portfolio’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team. The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term, high quality debt obligations (generally, securities that have remaining maturities of 397 calendar days or less and either have been rated in one of the two highest short-term rating categories or are considered by the Portfolio to be of comparable quality), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity. All securities held by the Portfolio are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates, or may be zero-coupon securities.

The Portfolio attempts to meet its investment objective by investing in, among other things:

  Securities issued by states, municipalities and their political subdivisions and agencies and certain territories and possessions of the U.S. (“municipal securities”), including:
  General obligation bonds and notes;
  Revenue bonds and notes;
  Commercial paper and other privately issued securities;
  Tender option bonds;
  Private activity bonds;
  Industrial development bonds;
  Municipal lease contracts; and
  Securities of other investment companies with similar investment guidelines.

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

  Risks of Investing Principally in Money Market Instruments:
  Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the amount of income the Portfolio receives on its new investments generally will decline.
  Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will be unable, or will be perceived to be unable, to make scheduled interest or principal payments, and that the value of the instrument will fall as a result.
  Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.
  Master/Feeder Structure Risk: The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.
  Repurchase Agreement Risk: In a repurchase agreement, the Portfolio purchases a security from a seller at one price and simultaneously agrees to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio may be unable to recover its purchase price and may be prevented or delayed from realizing on the security to make up any losses.
  Stable Share Price Risk: If the market value of one or more of the Portfolio’s investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.
  Municipal Securities Risk: The municipal securities markets in which the Portfolio invests may be volatile and may be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities. The values of municipal securities that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal security to receive the cash flows generated by the revenue source.
  Low Short-Term Interest Rate Risk: At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or the Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.
  Market Risk: The values of the securities in which the Portfolio invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.
  Variable and Floating Rate Securities Risk: The Portfolio may purchase variable and floating rate securities, whose interest rates change based on changes in market interest rates. As a result, the interest paid on such securities will tend to fall as market interest rates fall generally, and the interest rates on such securities may not rise as rapidly as general market rates.
  Money Market Fund Regulatory Risk: The Securities and Exchange Commission (SEC) has adopted amendments to money market fund regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes could result in reduced yields achieved by the Portfolio. The SEC may adopt additional reforms to money market fund regulation, which may impact the operation or performance of the Portfolio.

Performance
The bar chart and table below provide some indication of the risks of investing in the Tax Free Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Additionally, the performance information prior to October 12, 2007 (inception date of the Fund’s Investment Class) is that of the Fund when it was a single class (“original share class”), and matches the performance of the Institutional Class. The Fund’s original share class had lower expenses and typically higher returns than the Investment Class. The primary difference in expenses is the lower distribution (12b-1) fee and absence of shareholder servicing plan and associated fees. The Fund’s original share class commenced operations on February 7, 2007. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.
State Street Institutional Tax Free Money Market Fund Total Return for the Calendar Years Ended December 31

During the period shown in the bar chart, the highest return for a quarter was 0.61% (quarter ended 3/31/08) and the lowest return for a quarter was 0.00% (quarter ended 12/31/11).
Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1-Year	Since the Inception Date of the Fund
STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND Investment Class	State Street Institutional Tax Free Money Market Fund	none	0.67%

To obtain the Fund’s current yield, please call (877) 521-4083.
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
Investment Objective
The investment objective of State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share NAV.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Government Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of State Street U.S. Government Portfolio (the “U.S. Government Portfolio” or sometimes referred to in context as the “Portfolio”).
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND Investment Class
Management Fee	[1]	0.05%
Distribution (12b-1) Fees	[1]	0.10%
Other Expenses	[1]	0.07%
Service Fee	[1]	0.25%
Total Annual Fund Operating Expenses	[1][2]	0.47%
[1]	Amounts reflect the total expenses of the U.S. Government Portfolio and the Fund.
[2]	The U.S. Government Fund's investment adviser, SSgA Funds Management, Inc. (the "Adviser" or "SSgA FM"), has contractually agreed to cap the Fund's Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Investment Class to the extent that expenses exceed 0.47% of Investment Class net assets, through April 30, 2013; these arrangements may not be terminated prior to that date without the consent of the Board.

Example

The Example is intended to help you compare the cost of investing in the U.S. Government Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND Investment Class	48	151	263	591

Principal Investment Strategies

The U.S. Government Fund invests substantially all of its investable assets in the U.S. Government Portfolio.

The U.S. Government Portfolio typically invests at least 80% of its net assets (plus borrowings, if any) in obligations issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments.

The Portfolio follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income, by investing in U.S. government securities and other high quality money market instruments. Among other things, SSgA FM, the Portfolio’s investment adviser, conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team. The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term, high quality debt obligations (generally, securities that have remaining maturities of 397 calendar days or less and either have been rated in one of the two highest short-term rating categories or are considered by the Portfolio to be of comparable quality), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity. All securities held by the Portfolio are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates.

The Portfolio attempts to meet its investment objective by investing in, among other things:

  Obligations issued or guaranteed as to principal or interest by the U.S. government or its agencies and instrumentalities, such as U.S. Treasury securities and securities issued by the Government National Mortgage Association (“GNMA”), which are backed by the full faith and credit of the United States, the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and U.S. government-sponsored entities such as the Federal Home Loan Bank, whose obligations are not backed by the full faith and credit of the United States; and
  Repurchase agreements with respect to U.S. government securities.

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

  Risks of Investing Principally in Money Market Instruments:
  Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the amount of income the Portfolio receives on its new investments generally will decline.
  Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will be unable, or will be perceived as unable, to make scheduled interest or principal payments, and that the market value of the instrument will fall as a result.
  Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.
  Master/Feeder Structure Risk: The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.
  U.S. Government Securities Risk: Securities of certain U.S. government agencies and instrumentalities are not supported by the full faith and credit of the U.S. Government, and to the extent the Portfolio owns such securities, it must look to the agency or instrumentality issuing or guaranteeing the securities for repayment. Because the Portfolio emphasizes investment in U.S. government securities, and because U.S. government securities generally are perceived as having low risks compared to most other types of investments, the Portfolio’s performance compared to money market funds that invest principally in other types of money market instruments may be lower.
  Significant Exposure to U.S. Government Agencies Risk: To the extent the Portfolio focuses its investments in securities issued or guaranteed by U.S. government agencies, any market price movements, regulatory changes or changes in political or economic conditions that affect the U.S. government agencies in which the Portfolio invests may have a significant impact on the Portfolio’s performance. Events that would adversely affect the market prices of securities issued or guaranteed by one government agency may adversely affect the market price of securities issued or guaranteed by other government agencies.
  Mortgage-Related Securities Risk: Defaults, or perceived increases in the risk of defaults, on the loans underlying mortgage-related securities may impair the values of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities.
  Repurchase Agreement Risk: In a repurchase agreement, the Portfolio purchases a security from a seller at one price and simultaneously agrees to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio may be unable to recover its purchase price and may be prevented or delayed from realizing on the security to make up any losses.
  Stable Share Price Risk: If the market value of one or more of the Portfolio’s investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.
  Low Short-Term Interest Rate Risk: At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or the Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.
  Market Risk: The values of the securities in which the Portfolio invests may go up or down in response to the prospects of individual issuers and general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.
  Variable and Floating Rate Securities Risk: The Portfolio may purchase variable and floating rate securities, whose interest rates change based on changes in market interest rates. As a result, the interest paid on such securities will tend to fall as market interest rates fall generally, and the interest rates on such securities may not rise as rapidly as general market rates.
  Money Market Fund Regulatory Risk: The Securities and Exchange Commission (SEC) has adopted amendments to money market fund regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes could result in reduced yields achieved by the Portfolio. The SEC may adopt additional reforms to money market fund regulation, which may impact the operation or performance of the Portfolio.

Performance
The bar chart and table below provide some indication of the risks of investing in the U.S. Government Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.
State Street Institutional U.S. Government Money Market Fund Total Return for the Calendar Years Ended December 31

Returns would have been lower if operating expenses had not been reduced. During the period shown in the bar chart, the highest return for a quarter was 0.75% (quarter ended 3/31/08) and the lowest return for a quarter was 0.00% (quarter ended 12/31/11).
Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1-Year	Since the Inception Date of the Fund
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND Investment Class	State Street Institutional U.S. Government Money Market Fund	none	0.64%

To obtain the Fund’s current yield, please call (877) 521-4083.
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
Investment Objective
The investment objective of State Street Institutional Treasury Money Market Fund (the “Treasury Fund” or sometimes referred to in context as the “Fund”) is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Treasury Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of State Street Treasury Portfolio (the “Treasury Portfolio” or sometimes referred to in context as the “Portfolio”).
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND Investment Class
Management Fee	[1]	0.05%
Distribution (12b-1) Fees	[1]	0.10%
Other Expenses	[1]	0.08%
Service Fee	[1]	0.25%
Total Annual Fund Operating Expenses	[1]	0.48%
[1]	Amounts reflect the total expenses of the Treasury Portfolio and the Fund.

Example

This Example is intended to help you compare the cost of investing in the Treasury Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND Investment Class	49	154	269	604

Principal Investment Strategies

The Treasury Fund invests substantially all of its investable assets in the Treasury Portfolio.

The Treasury Portfolio attempts to meet its investment objective by investing at least 80% of its net assets in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government). Under normal conditions, the Portfolio will invest substantially all of its assets in such securities. The Portfolio also may invest in shares of other money market funds, including funds advised by the Portfolio’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”).

The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term securities (generally, securities that have remaining maturities of 397 calendar days or less), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity.

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

  Risks of Investing Principally in Money Market Instruments:
  Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the amount of income the Portfolio receives on its new investments generally will decline.
  Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.
  Master/Feeder Structure Risk: The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.
  Stable Share Price Risk: If the market value of one or more of the Portfolio’s investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.
  Low Short-Term Interest Rate Risk: At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or the Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.
  Market Risk: Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.
  Money Market Fund Regulatory Risk: The Securities and Exchange Commission (SEC) has adopted amendments to money market fund regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes could result in reduced yields achieved by the Portfolio. The SEC may adopt additional reforms to money market fund regulation, which may impact the operation or performance of the Portfolio.

Performance
The bar chart and table below provide some indication of the risks of investing in the Treasury Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.
State Street Institutional Treasury Money Market Fund Total Return for the Calendar Years Ended December 31

During the period shown in the bar chart, the highest return for a quarter was 0.44% (quarter ended 3/31/08) and the lowest return for a quarter was 0.00% (quarter ended 9/30/11).
Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1-Year	Since the Inception Date of the Fund
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND Investment Class	State Street Institutional Treasury Money Market Fund	none	0.35%

To obtain the Fund’s current yield, please call (877) 521-4083.
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
Investment Objective
The investment objective of State Street Institutional Treasury Plus Money Market Fund (the “Treasury Plus Fund” or sometimes referred to in context as the “Fund”) is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Treasury Plus Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of State Street Treasury Plus Portfolio (the “Treasury Plus Portfolio” or sometimes referred to in context as the “Portfolio”).
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND Investment Class
Management Fee	[1]	0.05%
Distribution (12b-1) Fees	[1]	0.10%
Other Expenses	[1]	0.09%
Service Fee	[1]	0.25%
Total Annual Fund Operating Expenses	[1]	0.49%
Fee Waiver and/or Expense Reimbursement	[1][2]	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1][2]	0.47%
[1]	Amounts reflect the total expenses of the Treasury Plus Portfolio and the Fund.
[2]	The Treasury Plus Fund's investment adviser, SSgA Funds Management, Inc. (the "Adviser" or "SSgA FM") has contractually agreed to cap the Fund's Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Investment Class to the extent that expenses exceed 0.47% of Investment Class net assets, through April 30, 2013; these arrangements may not be terminated prior to that date without the consent of the Board.

Example

This Example is intended to help you compare the cost of investing in the Treasury Plus Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the “1 Year” figure reflects the impact of fee waivers and/or expense reimbursements for the first year, as shown in the “Annual Fund Operating Expenses” table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND Investment Class	48	155	272	614

Principal Investment Strategies

The Treasury Plus Fund invests substantially all of its investable assets in the Treasury Plus Portfolio.

The Treasury Plus Portfolio attempts to meet its investment objective by investing, under normal circumstances, at least 80% of its net assets in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government) and repurchase agreements collateralized by these obligations. The Portfolio also may invest in shares of other money market funds, including funds advised by the Adviser.

The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term securities (generally, securities that have remaining maturities of 397 calendar days or less), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity.

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

  Risks of Investing Principally in Money Market Instruments:
  Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the amount of income the Portfolio receives on its new investments generally will decline.
  Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will be unable, or will be perceived to be unable, to make scheduled interest or principal payments, and that the value of the instrument will fall as a result.
  Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.
  Master/Feeder Structure Risk: The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.
  Stable Share Price Risk: If the market value of one or more of the Portfolio’s investments changes substantially during the period, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.
  Low Short-Term Interest Rates Risk: At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or the Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.
  Repurchase Agreement Risk: In a repurchase agreement, the Portfolio purchases a security from a seller at one price and simultaneously agrees to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio may be unable to recover its purchase price and may be prevented or delayed from realizing on the security to make up any losses.
  Market Risk: Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.
  Money Market Fund Regulatory Risk: The Securities and Exchange Commission (SEC) has recently adopted amendments to money market fund regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes could result in reduced yields achieved by the Portfolio. The SEC may adopt additional reforms to money market fund regulation, which may impact the operation or performance of the Portfolio.
  U.S. Government Securities Risk: Securities of certain U.S. government agencies and instrumentalities are not supported by the full faith and credit of the U.S. Government, and to the extent the Portfolio owns such securities, it must look to the agency or instrumentality issuing or guaranteeing the securities for repayment.

Performance
The bar chart and table below provide some indication of the risks of investing in the Treasury Plus Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.
State Street Institutional Treasury Plus Money Market Fund Total Return for the Calendar Years Ended December 31

Returns would have been lower if operating expenses had not been reduced. During the period shown in the bar chart, the highest return for a quarter was 0.53% (quarter ended 3/31/08) and the lowest return for a quarter was 0.00% (quarter ended 12/31/11).
Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1-Year	Since the Inception Date of the Fund
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND Investment Class	State Street Institutional Treasury Plus Money Market Fund	none	0.47%

To obtain the Fund’s current yield, please call (877) 521-4083.